RESTRICTED NET ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets [Line Items]
Net assets not available for distribution	¥ 329,344	¥ 99,655
People Republic of China [Member]
Restricted Net Assets [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%